Nature of Operations and Going Concern (Details) - USD ($)			9 Months Ended
	May 21, 2026	Dec. 15, 2025	Jul. 31, 2026	Oct. 31, 2025
Nature of Operations and Going Concern [Line Items]
Incorporated date			Jul. 18, 2017
Cash flow from operations			$ 5,783,499
Accumulated deficit			$ (34,689,251)	$ (27,879,724)
Common shares			1,778,626
Common share [Member]
Nature of Operations and Going Concern [Line Items]
Common shares received per share	$ 0.0025	$ 0.0025
Reverse share splits [Member]
Nature of Operations and Going Concern [Line Items]
Reverse split	1-for-10	1-for-40
Common shares	1	1